Registration No. 811-01136
Registration No. 002-19458

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
_____________________

Form N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 160	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 160	☒
(Check appropriate box or boxes)
_______________________
GUGGENHEIM FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)
________________________

805 KING FARM BOULEVARD, SUITE 600, ROCKVILLE, MARYLAND 20850
(Address of Principal Executive Offices/Zip Code)
Registrant’s Telephone Number, including area code:
(301) 296-5100

Copies To:
Donald C. Cacciapaglia, Chief Executive Officer and President 805 King Farm Boulevard Suite 600 Rockville, MD 20850	Amy J. Lee, Chief Legal Officer 805 King Farm Boulevard Suite 600 Rockville, MD 20850	Julien Bourgeois Dechert LLP 1900 K Street, NW Washington, DC 20006
(Name and address of Agent for Service)
Approximate date of public offering: December 19, 2014
It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)

☒	on December 19, 2014 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on _____________ pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on _____________ pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE

Post-Effective Amendment No. 152 (the “Amendment”) to the Registration Statement of Guggenheim Funds Trust (the “Registrant”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on September 26, 2014 for the purpose of registering a new series of the Registrant, Guggenheim Capital Stewardship Fund. This Post-Effective Amendment No. 160 is being filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating December 19, 2014 as the new date upon which the Amendment shall become effective. This Post-Effective Amendment No. 160 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 160 under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 160 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rockville, and State of Maryland on the 9th day of December 2014.

GUGGENHEIM FUNDS TRUST (Registrant)
By:	DONALD C. CACCIAPAGLIA
Donald C. Cacciapaglia, President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities indicated and on the 9th day of December 2014.

Jerry B. Farley
Trustee

Donald A. Chubb, Jr.
Trustee

Maynard F. Oliverius
Trustee

Randall C. Barnes
Trustee

Roman Friedrich III
Trustee

Robert B. Karn III
Trustee

Ronald A. Nyberg
Trustee

Ronald E. Toupin, Jr.
Trustee
GUGGENHEIM FUNDS TRUST
By:	AMY J. LEE
Amy J. Lee, Chief Legal Officer, Vice President and Attorney-In-Fact for the Trustees Whose Names Appear Opposite
By:	JOHN L. SULLIVAN
John L. Sullivan, Chief Financial Officer, Chief Accounting Officer and Treasurer
By:	DONALD C. CACCIAPAGLIA
Donald C. Cacciapaglia, Chief Executive Officer, President and Trustee

EXHBIT LIST
None